Failed sale leaseback arrangements - Cash flows associated with failed sale leaseback arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating cash flows from failed sale and leaseback arrangements	$ (26,450)	$ (23,726)
Financing cash flows from failed sale and leaseback financial obligations	(5,843)	(5,777)
Net cash flows from failed sale and leaseback arrangements	$ (32,293)	$ (29,503)